Equity Incentive Plans and Stock-Based Compensation - Summary of Stock-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Based Compensation [Line Items]
Stock-based compensation expense	$ 1,433	$ 393	$ 638	$ 200	$ 334
Cost of Revenue [Member]
Stock Based Compensation [Line Items]
Stock-based compensation expense	159	38	64	15	21
Sales and Marketing [Member]
Stock Based Compensation [Line Items]
Stock-based compensation expense	439	121	224	16	59
Research and Development [Member]
Stock Based Compensation [Line Items]
Stock-based compensation expense	264	74	105	58	38
General and Administrative [Member]
Stock Based Compensation [Line Items]
Stock-based compensation expense	$ 571	$ 160	$ 245	$ 111	$ 216